United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-4017
(Investment Company Act File Number)

Federated Hermes Equity Funds
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-09-30

Date of Reporting Period: Six months ended 2026-03-31

Item 1.	Reports to Stockholders

Federated Hermes Prudent Bear Fund

Class A Shares | BEARX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$134	2.63%

Key Fund Statistics

  Net Assets$99,778,669
  Number of Investments194
  Portfolio Turnover153%

Fund Holdings

Top Security Types (% of Net Assets)

U.S. Treasury Securities
63.9%
Cash Equivalents
28.4%
Common Stocks
10.8%
Securities Sold Short
(61.3%)

Table Summary
Value	Value
Securities Sold Short	(61.3%)
Common Stocks	10.8%
Cash Equivalents	28.4%
U.S. Treasury Securities	63.9%

Top Sectors (% of Total Securities Sold Short)

Table Summary
Value	Value
Utilities	0.2%
Communication Services	0.2%
Materials	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Health Care	0.5%
Information Technology	0.6%
Consumer Discretionary	0.6%
Industrials	0.7%
Financials	0.7%
Broad Equity Index	95.8%

Semi-Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N709

40432-A (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prudent Bear Fund

Class C Shares | PBRCX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$173	3.41%

Key Fund Statistics

  Net Assets$99,778,669
  Number of Investments194
  Portfolio Turnover153%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Securities Sold Short	(61.3%)
Common Stocks	10.8%
Cash Equivalents	28.4%
U.S. Treasury Securities	63.9%

Top Sectors (% of Total Securities Sold Short)

Table Summary
Value	Value
Utilities	0.2%
Communication Services	0.2%
Materials	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Health Care	0.5%
Information Technology	0.6%
Consumer Discretionary	0.6%
Industrials	0.7%
Financials	0.7%
Broad Equity Index	95.8%

Semi-Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N600

40432-B (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prudent Bear Fund

Institutional Shares | PBRIX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$122	2.39%

Key Fund Statistics

  Net Assets$99,778,669
  Number of Investments194
  Portfolio Turnover153%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Securities Sold Short	(61.3%)
Common Stocks	10.8%
Cash Equivalents	28.4%
U.S. Treasury Securities	63.9%

Top Sectors (% of Total Securities Sold Short)

Table Summary
Value	Value
Utilities	0.2%
Communication Services	0.2%
Materials	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Health Care	0.5%
Information Technology	0.6%
Consumer Discretionary	0.6%
Industrials	0.7%
Financials	0.7%
Broad Equity Index	95.8%

Semi-Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N501

40432-C (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Value Fund

(formerly, Federated Hermes Clover Small Value Fund)

Class A Shares | VSFAX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$58	1.14%

Key Fund Statistics

  Net Assets$150,328,576
  Number of Investments202
  Portfolio Turnover113%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.8%
Communication Services	2.5%
Materials	4.8%
Utilities	4.9%
Information Technology	7.7%
Consumer Discretionary	8.2%
Energy	8.6%
Real Estate	9.4%
Health Care	11.6%
Industrials	13.0%
Financials	25.5%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Value Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172289

40449-A (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Value Fund

(formerly, Federated Hermes Clover Small Value Fund)

Class C Shares | VSFCX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$96	1.91%

Key Fund Statistics

  Net Assets$150,328,576
  Number of Investments202
  Portfolio Turnover113%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.8%
Communication Services	2.5%
Materials	4.8%
Utilities	4.9%
Information Technology	7.7%
Consumer Discretionary	8.2%
Energy	8.6%
Real Estate	9.4%
Health Care	11.6%
Industrials	13.0%
Financials	25.5%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Value Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172271

40449-B (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Value Fund

(formerly, Federated Hermes Clover Small Value Fund)

Class R Shares | VSFRX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$62	1.23%

Key Fund Statistics

  Net Assets$150,328,576
  Number of Investments202
  Portfolio Turnover113%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.8%
Communication Services	2.5%
Materials	4.8%
Utilities	4.9%
Information Technology	7.7%
Consumer Discretionary	8.2%
Energy	8.6%
Real Estate	9.4%
Health Care	11.6%
Industrials	13.0%
Financials	25.5%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Value Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172172

40449-C (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Value Fund

(formerly, Federated Hermes Clover Small Value Fund)

Class R6 Shares | VSFSX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$41	0.82%

Key Fund Statistics

  Net Assets$150,328,576
  Number of Investments202
  Portfolio Turnover113%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.8%
Communication Services	2.5%
Materials	4.8%
Utilities	4.9%
Information Technology	7.7%
Consumer Discretionary	8.2%
Energy	8.6%
Real Estate	9.4%
Health Care	11.6%
Industrials	13.0%
Financials	25.5%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Value Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N808

40449-E (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Value Fund

(formerly, Federated Hermes Clover Small Value Fund)

Institutional Shares | VSFIX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.89%

Key Fund Statistics

  Net Assets$150,328,576
  Number of Investments202
  Portfolio Turnover113%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.8%
Communication Services	2.5%
Materials	4.8%
Utilities	4.9%
Information Technology	7.7%
Consumer Discretionary	8.2%
Energy	8.6%
Real Estate	9.4%
Health Care	11.6%
Industrials	13.0%
Financials	25.5%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Value Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172263

40449-D (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
March 31, 2026

Share Class | Ticker	A | VSFAX	C | VSFCX	R | VSFRX	Institutional | VSFIX	R6 | VSFSX

Federated Hermes MDT Small Cap Value Fund
(formerly, Federated Hermes Clover Small Value Fund)

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Communication Services—2.5%
127,172	[1]	Bumble, Inc.	$ 414,580
147,635	[1]	E.W. Scripps Co.	549,202
5,170	[1,2]	Echostar Holding Corp.	605,252
81,584	[1]	Lumen Technologies, Inc.	567,009
13,282	[1]	Sphere Entertainment Co.	1,559,307
		TOTAL	3,695,350
		Consumer Discretionary—8.2%
34,850	[1]	Adient PLC	704,319
16,566	[2]	Advance Auto Parts, Inc.	873,856
61,684	[1]	Bed Bath & Beyond, Inc.	286,214
149,713		Bloomin Brands, Inc.	808,450
42,520	[1]	Capri Holdings Ltd.	749,202
3,130	[1]	Covista, Inc.	360,733
66,892	[1]	Dauch Corp.	396,670
25,162	[1]	El Pollo Loco Holdings, Inc.	348,745
79,319	[1]	Garrett Motion, Inc.	1,441,226
46,734	[1]	Helen of Troy Ltd.	673,904
33,207		Kohl’s Corp.	428,370
294,920	[2]	Krispy Kreme, Inc.	999,779
47,706	[1]	National Vision Holdings, Inc.	1,235,585
116,820	[1]	PetMed Express, Inc.	266,350
17,745		Polaris, Inc., Class A	967,102
13,588	[1]	Taylor Morrison Home Corp.	791,365
40,917	[1]	ThredUp, Inc.	134,208
13,513	[1]	Victoria’s Secret & Co.	626,463
18,859		Wolverine World Wide, Inc.	307,779
		TOTAL	12,400,320
		Consumer Staples—1.8%
34,494	[2]	B&G Foods, Inc., Class A	165,916
2,275		Cal-Maine Foods, Inc.	180,066
42,194		Dole PLC	602,953
43,553	[1]	Medifast, Inc.	443,805
73,926		MGP Ingredients, Inc.	1,359,499
		TOTAL	2,752,239
		Energy—8.6%
85,585		Ardmore Shipping Corp.	1,305,171
54,097	[1]	CNX Resources Corp.	2,085,439
39,994	[1]	Expro Group Holdings NV	696,296
16,250	[1]	Green Plains, Inc.	267,312
69,659	[1]	Helix Energy Solutions Group, Inc.	688,928
32,500		Murphy Oil Corp.	1,340,625
38,633	[2]	Northern Oil and Gas, Inc.	1,129,243
29,706	[1]	Oil States International, Inc.	345,778
32,137		Patterson-UTI Energy, Inc.	348,044
18,254		PBF Energy, Inc.	869,255
38,688		Peabody Energy Corp.	1,274,770
8,544		Scorpio Tankers, Inc.	637,895
4,661		SM Energy Co.	145,330
93,954	[1]	Talos Energy, Inc.	1,480,715
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
11,631		World Kinect Corp.	$ 268,327
		TOTAL	12,883,128
		Financials—25.5%
35,626		Amalgamated Financial Corp.	1,384,783
4,801		Amerisafe, Inc.	160,017
43,363		Artisan Partners Asset Management, Inc.	1,577,980
5,993		Bank of Hawaii Corp.	444,980
45,266		BankUnited, Inc.	2,044,213
146,577		BrightSpire Capital, Inc.	820,831
60,522		Byline Bancorp, Inc.	1,910,680
3,183		City Holding Co.	380,432
51,891		CNO Financial Group, Inc.	2,130,644
15,352	[1]	Customers Bancorp, Inc.	1,065,582
24,118		FB Financial Corp.	1,252,689
23,388		First Business Financial Services, Inc.	1,261,315
5,888		First Financial Corp.	372,122
94,613		Flagstar Bank, N.A.	1,246,053
54,744		Fulton Financial Corp.	1,113,493
54,947	[1]	Hamilton Insurance Group, Ltd.	1,639,069
6,138		Hancock Whitney Corp.	390,315
38,094		Independent Bank Corp./MI	1,268,530
18,541		Jackson Financial, Inc.	1,960,155
33,298	[1]	LendingClub Corp.	476,827
10,427		Mercury General Corp.	919,140
19,546		Midland States Bancorp, Inc.	436,071
27,651	[1]	NB Bancorp, Inc.	582,607
20,172		Northpointe Bancshares, Inc.	348,169
34,910		OFG Bancorp	1,412,459
17,803		Origin Bancorp, Inc.	738,112
11,152	[1]	PagSeguro Digital Ltd.	111,743
16,057		Peapack-Gladstone Financial Corp.	565,367
17,244		Peoples Bancorp, Inc.	566,810
6,202		Preferred Bank Los Angeles, CA	562,459
10,315		QCR Holdings, Inc.	881,417
17,674		Sierra Bancorp	599,502
64,214	[1]	Siriuspoint Ltd.	1,383,170
16,521	[1]	Skyward Specialty Insurance Group, Inc.	721,637
7,200		Southern Missouri Bancorp, Inc.	460,368
6,809	[1]	Texas Capital Bancshares, Inc.	646,038
20,947		TowneBank	705,286
24,872		TPG RE Finance Trust, Inc.	194,250
47,402		Trustmark Corp.	1,997,520
8,243		UMB Financial Corp.	929,728
1,772		Victory Capital Holdings, Inc.	116,031
42,715		Western New England Bancorp, Inc.	552,305
		TOTAL	38,330,899
		Health Care—11.6%
105,765	[1]	4D Molecular Therapeutics, Inc.	984,672
32,035	[1]	AMN Healthcare Services, Inc.	587,522
7,928	[1]	Amphastar Pharmaceuticals, Inc.	155,309
144,637	[1,2]	Aquestive Therapeutics, Inc.	600,244
38,564	[1]	Arvinas, Inc.	408,778
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
25,217	[1]	Azenta, Inc.	$ 532,835
8,243	[1]	Bridgebio Pharma, Inc.	612,125
1,919	[1]	Celcuity, Inc.	219,035
5,531	[1]	Cytokinetics, Inc.	364,548
54,797	[1]	Emergent BioSolutions, Inc.	454,815
14,648	[1]	EyePoint, Inc.	188,813
24,283	[1,2]	ImmunityBio, Inc.	186,251
38,190	[1]	Indivior Pharmaceuticals, Inc.	1,164,031
36,114	[1]	Inogen, Inc.	223,184
45,367	[1]	Integra Lifesciences Corp.	427,357
50,637	[1,2]	Intellia Therapeutics, Inc.	649,166
234,792	[1]	Ironwood Pharmaceuticals, Inc.	824,120
29,959	[1]	Janux Therapeutics, Inc.	416,430
229,133	[1]	Myriad Genetics, Inc.	1,031,098
117,579	[1]	Neogen Corp.	1,092,309
14,086	[1]	Olema Pharmaceuticals, Inc.	210,022
7,799	[1]	Omnicell, Inc.	260,331
11,148		Phibro Animal Health Corp.	616,596
95,968	[1]	Prothena Corp. PLC	932,809
11,816	[1]	PTC Therapeutics, Inc.	805,024
24,747	[1]	Replimune Group, Inc.	189,315
14,676	[1]	Septerna, Inc.	352,664
65,986	[1]	Teladoc Health, Inc.	359,624
13,877	[1]	Travere Therapeutics, Inc.	412,286
25,792	[1]	TruBridge, Inc.	377,595
59,338	[1]	Vanda Pharmaceuticals, Inc.	410,026
2,357	[1]	Vaxcyte, Inc.	136,965
36,952	[1]	Viridian Therapeutics, Inc.	722,781
67,911	[1]	Wave Life Sciences Ltd.	492,355
		TOTAL	17,401,035
		Industrials—13.0%
16,361	[1]	Allegiant Travel Co.	1,325,895
10,943		Apogee Enterprises, Inc.	367,028
26,160	[1]	Array Technologies, Inc.	189,137
14,587		Atkore, Inc.	859,320
12,979	[1]	Blue Bird Corp.	737,077
41,755	[1]	BrightView Holdings, Inc.	492,291
41,837	[1]	Concrete Pumping Holdings, Inc.	298,716
42,866	[1]	CoreCivic, Inc.	810,596
11,949		Costamare, Inc.	201,938
933		Emcor Group, Inc.	688,843
3,041		EnerSys, Inc.	528,283
44,476	[1]	Fluence Energy, Inc.	611,990
37,853	[1]	Fluor Corp.	1,765,843
58,801	[1,2]	Fuelcell Energy, Inc.	383,971
11,706	[2]	Granite Construction, Inc.	1,403,315
3,304		Griffon Corp.	240,135
52,617	[1,2]	Hertz Global Holdings, Inc.	242,564
13,140		Hyster-Yale, Inc.	427,181
255,727	[1]	JELD-WEN Holding, Inc.	317,102
24,124		Kelly Services, Inc., Class A	213,497
9,562		Kennametal, Inc.	345,475
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
7,635	[1]	Legence Corp.	$ 431,072
21,612	[1]	Manitowoc, Inc.	251,780
10,333	[1]	NextPower, Inc.	1,245,643
57,231		Pitney Bowes, Inc.	632,403
9,704		Primoris Services Corp.	1,388,060
5,397	[1]	SkyWest, Inc.	495,607
184,399	[1,2]	TTEC Holdings, Inc.	460,998
16,992	[1]	V2X, Inc.	1,163,952
69,789		Wabash National Corp.	601,581
1,358		Watts Industries, Inc., Class A	394,214
		TOTAL	19,515,507
		Information Technology—7.7%
49,011		Adtran Holdings, Inc.	616,559
31,542	[1]	ASGN, Inc.	1,220,991
2,274	[1]	Blackbaud, Inc.	87,799
53,428	[1]	Cipher Digital, Inc.	687,619
15,495	[1]	Consensus Cloud Solutions, Inc.	367,851
20,602	[1]	Corsair Gaming, Inc.	114,341
8,301	[1]	Digi International, Inc.	400,108
52,647	[1]	Extreme Networks, Inc.	793,917
2,665	[1]	FormFactor, Inc.	258,478
77,494	[1]	Grid Dynamics Holdings, Inc.	441,716
42,187	[1,2]	indie Semiconductor, Inc.	135,842
126,787		Methode Electronics, Inc., Class A	699,864
16,670	[1]	NetScout Systems, Inc.	529,939
19,114	[1]	nLight, Inc.	1,089,880
45,601	[1]	Par Technology Corp.	607,861
55,312	[1]	Penguin Solutions, Inc.	973,491
4,120	[1]	Rogers Corp.	442,200
7,299	[1]	Ultra Clean Holdings, Inc.	453,852
88,142	[1]	Unisys Corp.	182,454
33,020	[1]	ViaSat, Inc.	1,512,316
		TOTAL	11,617,078
		Materials—4.8%
67,720	[1]	Aspen Aerogels, Inc.	231,602
46,064	[1]	Coeur Mining, Inc.	864,621
21,985		Commercial Metals Corp.	1,350,538
28,638	[1]	Constellium SE	703,922
259,575	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
4,453		H.B. Fuller Co.	274,661
22,717		Hecla Mining Co.	423,218
80,150		Mativ Holdings, Inc.	697,305
17,129	[1]	Perimeter Solutions, Inc.	418,290
59,074	[1]	SSR Mining, Inc.	1,736,776
4,864		Warrior Met Coal, Inc.	453,082
		TOTAL	7,154,015
		Real Estate—9.4%
84,059		American Healthcare REIT, Inc.	3,964,222
152,088		Brandywine Realty Trust	412,158
22,804		COPT Defense Properties	697,802
101,414	[1]	Cushman & Wakefield Ltd.	1,243,336
64,797		Essential Properties Realty Trust, Inc.	1,967,237
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
74,051		Newmark Group, Inc.	$ 1,110,024
46,205		Outfront Media, Inc.	1,224,433
79,120	[2]	Postal Realty Trust, Inc.	1,468,467
46,078		RMR Group, Inc./The	712,827
28,175		Tanger, Inc.	957,387
26,868		Whitestone Project	433,918
		TOTAL	14,191,811
		Utilities—4.9%
17,159		Avista Corp.	688,762
17,384		California Water Service Group	788,191
8,665		H2O America	508,376
14,613		Hawaiian Electric Industries, Inc.	216,857
7,510		Northwest Natural Holding Co.	399,682
20,693		ONE Gas, Inc.	1,782,288
12,857		Otter Tail Corp.	1,128,459
35,125		Portland General Electric Co.	1,853,546
		TOTAL	7,366,161
		TOTAL COMMON STOCKS (IDENTIFIED COST $143,658,010)	147,307,543
		INVESTMENT COMPANY—7.2%
10,893,549		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[4] (IDENTIFIED COST $10,893,549)	10,893,549
		TOTAL INVESTMENT IN SECURITIES—105.2% (IDENTIFIED COST $154,551,559)[5]	158,201,092
		OTHER ASSETS AND LIABILITIES - NET—(5.2)%[6]	(7,872,516)
		NET ASSETS—100%	$150,328,576
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 9/30/2025	$8,749,162
Purchases at Cost	$52,798,413
Proceeds from Sales	$(50,654,026)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2026	$10,893,549
Shares Held as of 3/31/2026	10,893,549
Dividend Income	$129,639

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Financial Statements and Additional Information

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$138,443,437	$—	$0	$138,443,437
International	8,864,106	—	—	8,864,106
Investment Company	10,893,549	—	—	10,893,549
TOTAL SECURITIES	$158,201,092	$—	$0	$158,201,092

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.34	$27.00	$22.30	$22.63	$28.03	$17.10
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.25	0.27	0.26	0.16	0.10
Net realized and unrealized gain (loss)	0.63	0.68	5.14	1.48	(3.23)	10.86
Total From Investment Operations	0.73	0.93	5.41	1.74	(3.07)	10.96
Less Distributions:
Distributions from net investment income	(0.27)	(0.25)	(0.28)	(0.04)	(0.08)	(0.03)
Distributions from net realized gain	(0.60)	(2.34)	(0.43)	(2.03)	(2.25)	—
Total Distributions	(0.87)	(2.59)	(0.71)	(2.07)	(2.33)	(0.03)
Net Asset Value, End of Period	$25.20	$25.34	$27.00	$22.30	$22.63	$28.03
Total Return[2]	2.81%	3.42%	24.74%	7.33%	(12.29)%	64.10%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.13%	1.13%	1.13%	1.13%	1.23%
Net investment income	0.80%[4]	1.00%	1.10%	1.09%	0.62%	0.38%
Expense waiver/reimbursement[5]	0.37%[4]	0.39%	0.34%	0.32%	0.33%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,672	$53,305	$57,842	$55,009	$58,331	$70,636
Portfolio turnover[6]	113%	59%	76%	92%	94%	86%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.28	$24.04	$19.93	$20.53	$25.75	$15.81
Income From Investment Operations:
Net investment income (loss)[1]	0.00[2]	0.05	0.07	0.06	(0.04)	(0.09)
Net realized and unrealized gain (loss)	0.56	0.61	4.58	1.37	(2.93)	10.03
Total From Investment Operations	0.56	0.66	4.65	1.43	(2.97)	9.94
Less Distributions:
Distributions from net investment income	(0.10)	(0.08)	(0.11)	—	—	—
Distributions from net realized gain	(0.60)	(2.34)	(0.43)	(2.03)	(2.25)	—
Total Distributions	(0.70)	(2.42)	(0.54)	(2.03)	(2.25)	—
Net Asset Value, End of Period	$22.14	$22.28	$24.04	$19.93	$20.53	$25.75
Total Return[3]	2.42%	2.58%	23.79%	6.50%	(13.00)%	62.87%
Ratios to Average Net Assets:
Net expenses[4]	1.91%[5]	1.92%	1.91%	1.92%	1.92%	2.00%
Net investment income (loss)	0.02%[5]	0.21%	0.33%	0.31%	(0.16)%	(0.40)%
Expense waiver/reimbursement[6]	0.34%[5]	0.35%	0.32%	0.30%	0.31%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,317	$4,950	$6,032	$6,253	$6,498	$8,074
Portfolio turnover[7]	113%	59%	76%	92%	94%	86%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.59	$26.27	$21.73	$22.10	$27.44	$16.74
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.22	0.24	0.23	0.14	0.09
Net realized and unrealized gain (loss)	0.60	0.67	4.99	1.45	(3.15)	10.64
Total From Investment Operations	0.69	0.89	5.23	1.68	(3.01)	10.73
Less Distributions:
Distributions from net investment income	(0.25)	(0.23)	(0.26)	(0.02)	(0.08)	(0.03)
Distributions from net realized gain	(0.60)	(2.34)	(0.43)	(2.03)	(2.25)	—
Total Distributions	(0.85)	(2.57)	(0.69)	(2.05)	(2.33)	(0.03)
Net Asset Value, End of Period	$24.43	$24.59	$26.27	$21.73	$22.10	$27.44
Total Return[2]	2.75%	3.33%	24.58%	7.23%	(12.36)%	64.12%
Ratios to Average Net Assets:
Net expenses[3]	1.23%[4]	1.22%	1.22%	1.22%	1.22%	1.25%
Net investment income	0.71%[4]	0.90%	1.02%	1.01%	0.53%	0.38%
Expense waiver/reimbursement[5]	0.51%[4]	0.54%	0.49%	0.46%	0.46%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,862	$12,401	$13,548	$12,179	$11,898	$14,260
Portfolio turnover[6]	113%	59%	76%	92%	94%	86%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.42	$27.08	$22.37	$22.69	$28.11	$17.13
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.31	0.33	0.32	0.23	0.16
Net realized and unrealized gain (loss)	0.63	0.69	5.15	1.49	(3.24)	10.89
Total From Investment Operations	0.76	1.00	5.48	1.81	(3.01)	11.05
Less Distributions:
Distributions from net investment income	(0.33)	(0.32)	(0.34)	(0.10)	(0.16)	(0.07)
Distributions from net realized gain	(0.60)	(2.34)	(0.43)	(2.03)	(2.25)	—
Total Distributions	(0.93)	(2.66)	(0.77)	(2.13)	(2.41)	(0.07)
Net Asset Value, End of Period	$25.25	$25.42	$27.08	$22.37	$22.69	$28.11
Total Return[2]	2.93%	3.67%	25.03%	7.64%	(12.10)%	64.63%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.88%	0.88%	0.88%	0.88%	0.96%
Net investment income	1.04%[4]	1.25%	1.36%	1.36%	0.89%	0.64%
Expense waiver/reimbursement[5]	0.37%[4]	0.38%	0.35%	0.33%	0.33%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,619	$78,573	$96,974	$105,927	$88,206	$97,317
Portfolio turnover[6]	113%	59%	76%	92%	94%	86%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.46	$27.12	$22.40	$22.72	$28.13	$17.15
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.33	0.35	0.35	0.24	0.18
Net realized and unrealized gain (loss)	0.63	0.68	5.16	1.47	(3.23)	10.89
Total From Investment Operations	0.78	1.01	5.51	1.82	(2.99)	11.07
Less Distributions:
Distributions from net investment income	(0.35)	(0.33)	(0.36)	(0.11)	(0.17)	(0.09)
Distributions from net realized gain	(0.60)	(2.34)	(0.43)	(2.03)	(2.25)	—
Total Distributions	(0.95)	(2.67)	(0.79)	(2.14)	(2.42)	(0.09)
Net Asset Value, End of Period	$25.29	$25.46	$27.12	$22.40	$22.72	$28.13
Total Return[2]	2.99%	3.73%	25.12%	7.67%	(12.00)%	64.64%
Ratios to Average Net Assets:
Net expenses[3]	0.82%[4]	0.81%	0.81%	0.81%	0.81%	0.91%
Net investment income	1.13%[4]	1.33%	1.42%	1.51%	0.91%	0.70%
Expense waiver/reimbursement[5]	0.34%[4]	0.35%	0.32%	0.30%	0.30%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,858	$10,854	$10,485	$8,744	$5,200	$6,924
Portfolio turnover[6]	113%	59%	76%	92%	94%	86%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
March 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $7,771,032 of securities loaned and $10,893,549 of investments in affiliated holdings* (identified cost $154,551,559, including $10,893,549 of identified cost in affiliated holdings)	$158,201,092
Cash	13,600
Income receivable	153,790
Income receivable from affiliated holdings	8,569
Receivable for investments sold	221,606
Receivable for shares sold	179,615
Total Assets	158,778,272
Liabilities:
Payable for investments purchased	249,276
Payable for shares redeemed	103,469
Payable for collateral due to broker for securities lending (Note 2)	8,025,773
Payable for investment adviser fee (Note 5)	1,959
Payable for administrative fee (Note 5)	310
Payable for distribution services fee (Note 5)	6,439
Payable for other service fees (Notes 2 and 5)	10,127
Accrued expenses (Note 5)	52,343
Total Liabilities	8,449,696
Net assets for 5,997,115 shares outstanding	$150,328,576
Net Assets Consist of:
Paid-in capital	$119,362,193
Total distributable earnings (loss)	30,966,383
Net Assets	$150,328,576
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($50,671,961 ÷ 2,011,133 shares outstanding), no par value, unlimited shares authorized	$25.20
Offering price per share (100/94.50 of $25.20)	$26.67
Redemption proceeds per share	$25.20
Class C Shares:
Net asset value per share ($4,317,195 ÷ 194,987 shares outstanding), no par value, unlimited shares authorized	$22.14
Offering price per share	$22.14
Redemption proceeds per share (99.00/100 of $22.14)	$21.92
Class R Shares:
Net asset value per share ($11,861,946 ÷ 485,475 shares outstanding), no par value, unlimited shares authorized	$24.43
Offering price per share	$24.43
Redemption proceeds per share	$24.43
Institutional Shares:
Net asset value per share ($72,619,166 ÷ 2,876,156 shares outstanding), no par value, unlimited shares authorized	$25.25
Offering price per share	$25.25
Redemption proceeds per share	$25.25
Class R6 Shares:
Net asset value per share ($10,858,308 ÷ 429,364 shares outstanding), no par value, unlimited shares authorized	$25.29
Offering price per share	$25.29
Redemption proceeds per share	$25.29

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended March 31, 2026 (unaudited)

Investment Income:
Dividends (including $49,574 received from affiliated holdings* and net of foreign taxes withheld of $4,705)	$1,520,205
Net income on securities loaned (includes $80,065 earned from affiliated holdings related to cash collateral balances) (Note 2)	7,344
TOTAL INCOME	1,527,549
Expenses:
Investment adviser fee (Note 5)	670,875
Administrative fee (Note 5)	61,767
Custodian fees	6,280
Transfer agent fees (Note 2)	97,973
Directors’/Trustees’ fees (Note 5)	896
Auditing fees	20,152
Legal fees	5,216
Portfolio accounting fees	51,115
Distribution services fee (Note 5)	49,037
Other service fees (Notes 2 and 5)	71,980
Share registration costs	40,027
Printing and postage	17,178
Miscellaneous (Note 5)	13,887
TOTAL EXPENSES	1,106,383
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(271,423)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(25,865)
TOTAL WAIVERS AND REIMBURSEMENTS	(297,288)
Net expenses	809,095
Net investment income	718,454
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	28,276,539
Net change in unrealized appreciation of investments	(24,301,937)
Net realized and unrealized gain (loss) on investments	3,974,602
Change in net assets resulting from operations	$4,693,056

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2026	Year Ended 9/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$718,454	$1,849,264
Net realized gain (loss)	28,276,539	5,725,644
Net change in unrealized appreciation/depreciation	(24,301,937)	(2,335,655)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,693,056	5,239,253
Distributions to Shareholders:
Class A Shares	(1,781,963)	(5,499,147)
Class C Shares	(147,424)	(597,616)
Class R Shares	(424,443)	(1,204,597)
Institutional Shares	(2,728,196)	(9,222,580)
Class R6 Shares	(411,602)	(1,048,016)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,493,628)	(17,571,956)
Share Transactions:
Proceeds from sale of shares	8,766,632	18,704,676
Net asset value of shares issued to shareholders in payment of distributions declared	5,358,813	16,877,570
Cost of shares redeemed	(23,079,221)	(48,047,509)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,953,776)	(12,465,263)
Change in net assets	(9,754,348)	(24,797,966)
Net Assets:
Beginning of period	160,082,924	184,880,890
End of period	$150,328,576	$160,082,924
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
March 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
Effective November 26, 2025, the Fund changed its name from Federated Hermes Clover Small Value Fund and its adviser from Federated Equity Management Company of Pennsylvania to Federated MDTA LLC (the “Adviser”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $297,288 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended March 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$34,670	$(6,024)
Class C Shares	3,106	—
Class R Shares	7,111	(954)
Institutional Shares	50,905	(9,500)
Class R6 Shares	2,181	—
TOTAL	$97,973	$(16,478)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$66,064
Class C Shares	5,916
TOTAL	$71,980
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Financial Statements and Additional Information

As of March 31, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$7,771,032	$8,025,773
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	66,430	$1,720,840	126,591	$3,098,023
Shares issued to shareholders in payment of distributions declared	67,761	1,752,674	210,600	5,410,394
Shares redeemed	(226,843)	(5,883,021)	(375,684)	(9,128,617)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(92,652)	$(2,409,507)	(38,493)	$(620,200)
	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,525	$193,780	25,069	$558,014
Shares issued to shareholders in payment of distributions declared	6,208	141,002	25,283	573,788
Shares redeemed	(41,900)	(954,318)	(79,115)	(1,705,808)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(27,167)	$(619,536)	(28,763)	$(574,006)
	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	41,917	$1,051,992	116,269	$2,677,426
Shares issued to shareholders in payment of distributions declared	16,919	424,443	48,277	1,204,597
Shares redeemed	(77,642)	(1,949,890)	(175,912)	(4,331,440)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(18,806)	$(473,455)	(11,366)	$(449,417)
	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	152,813	$3,932,210	371,792	$9,106,289
Shares issued to shareholders in payment of distributions declared	102,706	2,662,929	339,198	8,732,916
Shares redeemed	(470,650)	(12,154,901)	(1,200,976)	(29,678,330)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(215,131)	$(5,559,762)	(489,986)	$(11,839,125)
	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	72,109	$1,867,810	131,664	$3,264,924
Shares issued to shareholders in payment of distributions declared	14,550	377,765	37,083	955,875
Shares redeemed	(83,526)	(2,137,091)	(129,081)	(3,203,314)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	3,133	$108,484	39,666	$1,017,485
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(350,623)	$(8,953,776)	(528,942)	$(12,465,263)
Semi-Annual Financial Statements and Additional Information

4. FEDERAL TAX INFORMATION
At March 31, 2026, the cost of investments for federal tax purposes was $154,551,559. The net unrealized appreciation of investments for federal tax purposes was $3,649,533. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $12,701,537 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,052,004.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2026, the Adviser voluntarily waived $268,995 of its fee and voluntarily reimbursed $16,478 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2026, the Adviser reimbursed $2,428.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$17,748	$—
Class R Shares	31,289	(9,387)
TOTAL	$49,037	$(9,387)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2026, FSC retained $6,885 of fees paid by the Fund. For the six months ended March 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2026, FSC retained $245 in sales charges from the sale of Class A Shares. For the six months ended March 31, 2026, FSC did not retain any CDSC relating to redemptions of Class A or Class C Shares.
Other Service Fees
For the six months ended March 31, 2026, FSSC received $2,984 of the other service fees disclosed in Note 2.
Semi-Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.96%, 1.23%, 0.89% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to December 1, 2025, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares was 1.13%, 1.95%, 1.22%, 0.88% and 0.81%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2026, were as follows:
Purchases	$174,085,306
Sales	$187,181,254
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the financials sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2026, the Fund had no outstanding loans. During the six months ended March 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2026, there were no outstanding loans. During the six months ended March 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Semi-Annual Financial Statements and Additional Information

11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Clover Small Value Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Semi-Annual Financial Statements and Additional Information

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Small Cap Value Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
CUSIP 31421N808
40449 (5/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
March 31, 2026

Share Class | Ticker	A | BEARX	C | PBRCX	Institutional | PBRIX

Federated Hermes Prudent Bear Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2026 (unaudited)
Shares or Principal Amount			Value
		U.S. TREASURIES—63.9%
	[1]	U.S. Treasury Bills—63.9%
$32,000,000		United States Treasury Bill, 3.530%, 4/2/2026	$ 31,996,790
32,000,000	[2]	United States Treasury Bill, 3.605%, 6/11/2026	31,773,277
		TOTAL U.S. TREASURIES (IDENTIFIED COST $63,769,346)	63,770,067
		COMMON STOCKS—10.8%
		Communication Services—0.7%
6,000	[3]	Criteo S.A., ADR	107,580
10,000	[3]	DoubleVerify Holdings, Inc.	95,000
2,500	[3]	Match Group Holdings II LLC	76,775
300		Meta Platforms, Inc.	171,639
14,000	[3]	MNTN, Inc.	123,200
500		T-Mobile USA, Inc.	105,015
		TOTAL	679,209
		Consumer Discretionary—0.7%
1,000	[3]	Airbnb, Inc.	126,280
8,000	[3]	Cirsa Enterprises S.A.	127,782
20,000	[3]	HBX Group International PLC	149,895
3,000		JD.com, Inc., ADR	88,710
10,000	[3]	Mobileye Global, Inc.	68,700
1,400	[3]	Planet Fitness, Inc.	104,132
12,000	[3]	Savers Value Village, Inc.	89,280
		TOTAL	754,779
		Consumer Staples—0.8%
10,000	[3]	Bellring Brands, Inc.	160,900
3,000	[3]	Celsius Holdings, Inc.	106,440
2,000		Lamb Weston Holdings, Inc.	84,520
2,000	[3]	Maplebear, Inc.	74,920
6,000	[3]	Oddity Tech Ltd.	80,280
500		PepsiCo, Inc.	77,645
1,000	[3]	Sprouts Farmers Market, Inc.	77,130
7,200	[3]	Vital Farms, Inc.	101,664
		TOTAL	763,499
		Financials—2.2%
300		American Express Co.	90,744
5,600	[3]	American Integrity Insurance Group, Inc.	107,968
300		Cboe Global Markets, Inc.	84,321
600		Charles Schwab Corp.	56,388
31,169	[3]	Ethos Technologies, Inc.	348,158
25,000	[3]	Exzeo Group, Inc.	366,750
130		Goldman Sachs Group, Inc.	109,978
400		JPMorgan Chase & Co.	117,664
300		Morningstar, Inc.	50,715
2,000	[3]	PayPal Holdings, Inc.	90,460
15,000	[3]	Pics NV	156,750
500		The Hartford Insurance Group, Inc.	67,615
300		The Travelers Cos., Inc.	87,504
400		Visa, Inc., Class A	120,896
41,000	[3]	Wealthfront Corp.	379,250
		TOTAL	2,235,161
		Health Care—2.1%
800		AbbVie, Inc.	173,992
Semi-Annual Financial Statements and Additional Information
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
2,600		Bristol-Myers Squibb Co.	$ 157,690
5,000	[3]	Caris Life Sciences, Inc.	89,400
1,000	[3]	CG Oncology, Inc.	67,680
100		Eli Lilly & Co.	91,977
5,000	[3]	Generate Biomedicines, Inc.	62,500
500	[3]	Illumina, Inc.	61,630
4,000	[3]	Inmode Ltd.	54,720
8,000	[3]	Kyverna Therapeutics, Inc.	69,040
2,000	[3]	LB Pharmaceuticals, Inc.	49,320
10,000	[3]	Legend Biotech Corp., ADR	180,900
29,000	[3]	Lumexa Imaging Holdings, Inc.	249,400
800		Merck & Co., Inc.	96,232
750	[3]	Neurocrine Biosciences, Inc.	98,805
2,800		Royalty Pharma PLC	134,316
6,000	[3]	Schrodinger, Inc.	68,160
5,000		Simulations Plus, Inc.	59,100
72,003	[3]	Sophia Genetics S.A.	356,415
		TOTAL	2,121,277
		Industrials—1.7%
8,000	[3]	AIRO Group Holdings, Inc.	60,840
10,000	[3]	BETA Technologies, Inc.	147,000
10,000	[3]	Byrna Technologies, Inc.	91,800
8,000	[3]	CSG B.V.	215,265
5,000	[3]	Firefly Aerospace, Inc.	142,350
6,000	[3]	Fiverr International Ltd.	60,120
4,000	[3]	Grupo Aeromexico SAB de CV, ADR	56,040
200		Lockheed Martin Corp.	120,878
8,000	[3]	Lyft, Inc.	106,400
10,000	[3]	Timee, Inc.	83,009
1,200	[3]	Uber Technologies, Inc.	86,316
14,535	[3]	Vincorion SE	272,669
5,000	[3]	Voyager Technologies, Inc.	116,950
6,000	[3]	York Space Systems, Inc.	133,020
		TOTAL	1,692,657
		Information Technology—1.4%
1,000	[3]	Atlassian Corp. PLC	68,250
1,400	[3]	GoDaddy, Inc.	115,738
6,129	[3]	Innoscripta SE	483,455
600	[3]	Monday.com Ltd.	41,466
10,000	[3]	Netskope, Inc.	84,900
60,000	[3]	Silvaco Group, Inc.	424,800
25,000	[3]	SimilarWeb Ltd.	65,250
5,000	[3]	Tekscend Photomask Corp.	94,839
		TOTAL	1,378,698
		Real Estate—0.8%
300		American Tower Corp.	51,774
850		Crown Castle, Inc.	69,113
14,000	[3]	Fermi LLC	81,760
4,000		Host Hotels & Resorts, Inc.	76,640
500		Lamar Advertising Co.	63,330
27,000	[3]	NS Group, Inc.	266,278
350		Public Storage	94,808
350		Simon Property Group, Inc.	65,286
		TOTAL	768,989
Semi-Annual Financial Statements and Additional Information
2

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Utilities—0.4%
1,000	Duke Energy Corp.	$ 130,940
1,000	National Fuel Gas Co.	93,960
3,000	UGI Corp.	109,260
600	Vistra Corp.	90,198
	TOTAL	424,358
	TOTAL COMMON STOCKS (IDENTIFIED COST $12,593,151)	10,818,627
	INVESTMENT COMPANY—28.4%
28,290,512	Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[4] (IDENTIFIED COST $28,290,512)	28,290,512
	TOTAL INVESTMENT IN SECURITIES—103.1% (IDENTIFIED COST $104,653,009)[5]	102,879,206
	OTHER ASSETS AND LIABILITIES - NET—(3.1)%[6]	(3,100,537)
	NET ASSETS—100%	$99,778,669
SECURITIES SOLD SHORT—(61.3)%
Shares			Value
		Broad Equity Index—(56.6)%
86,900		S&P Depositary Receipts Trust	$56,514,546
		Communication Services—(0.2)%
70		Alphabet, Inc., Class A	20,129
300	[3]	Liberty Broadband Corp.	15,090
1,200	[3]	Liberty Global Ltd.	14,508
450	[3]	Liberty Media Corp. - Liberty Formula One	38,259
100	[3]	Live Nation Entertainment, Inc.	15,251
130	[3]	Madison Square Garden Sports Corp.	41,782
460		Walt Disney Co.	44,335
2,300	[3]	ZoomInfo Technologies, Inc.	13,754
		TOTAL	203,108
		Consumer Discretionary—(0.7)%
1,600	[3]	Birkenstock Holding PLC	57,328
800		Choice Hotels International, Inc.	82,800
250		Dick’s Sporting Goods, Inc.	49,573
600		Genuine Parts Co.	63,450
400		Hyatt Hotels Corp.	57,516
450		Lennar Corp., Class A	39,078
250		Lithia Motors, Inc.	62,430
2,900	[3]	Millrose Properties, Inc.	81,200
12,900		Newell Brands, Inc.	44,247
690		Restaurant Brands International, Inc.	50,991
3,000	[3]	Rivian Automotive, Inc.	45,150
2,000	[3]	Valvoline, Inc.	67,360
		TOTAL	701,123
		Consumer Staples—(0.3)%
2,700		Hormel Foods Corp.	61,155
3,000		Keurig Dr Pepper, Inc.	78,990
950		McCormick & Co., Inc.	47,918
3,100		Reynolds Consumer Products, Inc.	65,658
		TOTAL	253,721
		Energy—(0.1)%
1,200		Kinder Morgan, Inc.	40,236
1,200		Viper Energy, Inc.	56,388
500		Williams Cos., Inc.	36,390
		TOTAL	133,014
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
		Financials—(0.8)%
2,000		Ally Financial, Inc.	$ 78,460
400		Ares Management Corp.	43,640
250		Arthur J. Gallagher & Co.	54,145
4,800		Blue Owl Capital, Inc.	43,824
700		Brown & Brown	45,647
330		Capital One Financial Co.	60,202
270	[3]	Coinbase Global, Inc.	47,145
400	[3]	Freedom Holding Corp.	57,952
300		Intercontinental Exchange, Inc.	47,184
500		KKR & Co., Inc.	46,250
300		Marketaxess Holdings, Inc.	49,494
1,200		Ryan Specialty Group Holdings, Inc.	40,488
400		South State Corp.	37,008
1,200		TPG, Inc.	48,612
630		VOYA Financial, Inc.	43,041
		TOTAL	743,092
		Health Care—(0.6)%
3,100		Baxter International, Inc.	52,080
1,700		Bruker Corp.	61,404
180		Elevance Health, Inc.	52,695
300		Humana, Inc.	52,017
730	[3]	Ionis Pharmaceuticals, Inc.	54,816
400	[3]	Molina Healthcare, Inc.	53,320
400	[3]	Repligen Corp.	47,128
700		Revvity, Inc.	61,327
3,700	[3]	Sarepta Therapeutics, Inc.	80,512
900	[3]	Solventum Corp.	58,770
		TOTAL	574,069
		Industrials—(0.7)%
800		Aaon, Inc.	66,200
100	[3]	Axon Enterprise, Inc.	42,469
500		Emerson Electric Co.	65,510
1,600		Fastenal Co.	74,240
500	[3]	FTI Consulting, Inc.	88,385
600		Ingersoll-Rand, Inc.	48,072
1,400		Knight-Swift Transportation Holdings, Inc.	80,612
2,000		Manpower, Inc.	58,920
600		RB Global, Inc.	57,510
180		Watsco, Inc.	65,482
600		Xylem, Inc.	71,700
		TOTAL	719,100
		Information Technology—(0.6)%
650		Amkor Technology, Inc.	29,269
50		Applied Materials, Inc.	17,090
120	[3]	Arrow Electronics, Inc.	17,209
7,000	[3]	Aurora Innovation, Inc.	28,840
380	[3]	Bill.Com Holdings, Inc.	14,554
70		Broadcom, Inc.	21,666
200		CDW Corp.	24,204
210		Cisco Systems, Inc.	16,294
320		Crane NXT Co.	12,989
710	[3]	Enphase Energy, Inc.	26,845
250		Entegris, Inc.	29,310
100	[3]	F5, Inc.	28,933
700	[3]	Gitlab, Inc.	15,148
1,300		Hewlett Packard Enterprise Co.	30,953
Semi-Annual Financial Statements and Additional Information
4

Shares			Value
		Information Technology—continued
100		IBM Corp.	$ 24,239
640	[3]	Intel Corp.	28,243
120	[3]	IPG Photonics Corp.	13,751
135	[3]	MA-COM Technology Solutions Holdings, Inc.	29,979
135		MKS, Inc.	31,024
30		Monolithic Power Systems, Inc.	32,800
150		Oracle Corp.	22,067
65		Roper Technologies, Inc.	23,001
500	[3]	Super Micro Computer, Inc.	11,385
35	[3]	Synopsys, Inc.	13,877
25	[3]	Teledyne Technologies, Inc.	15,125
80		Texas Instruments, Inc.	15,531
230	[3]	Trimble, Inc.	15,003
40		Ubiquiti Networks, Inc.	31,612
170		Universal Display Corp.	15,582
		TOTAL	636,523
		Materials—(0.2)%
290		Air Products & Chemicals, Inc.	84,242
1,100		International Flavors & Fragrances, Inc.	79,805
1,600		International Paper Co.	57,120
		TOTAL	221,167
		Real Estate—(0.3)%
500		Avalonbay Communities, Inc.	81,675
3,500		Cousins Properties, Inc.	78,995
3,400		Weyerhaeuser Co.	83,062
		TOTAL	243,732
		Utilities—(0.2)%
1,000		Alliant Energy Corp.	71,760
1,700		Essential Utilities, Inc.	68,459
750		Xcel Energy, Inc.	59,580
		TOTAL	199,799
		Total Securities Sold Short (PROCEEDS $31,639,235)	$61,142,994
At March 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
S&P 500 E-Mini Short Futures	145	$47,637,938	June 2026	$663,012
Net Unrealized Appreciation/Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2025	$8,029,553
Purchases at Cost	$133,659,605
Proceeds from Sales	$(113,398,646)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2026	$28,290,512
Shares Held as of 3/31/2026	28,290,512
Dividend Income	$788,464
Semi-Annual Financial Statements and Additional Information
5

1	Discount rate(s) at time of purchase.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
3	Non-income-producing security.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$63,770,067	$—	$63,770,067
Equity Securities:
Common Stocks
Domestic	8,145,710	—	—	8,145,710
International	1,252,394	1,420,523	—	2,672,917
Investment Company	28,290,512	—	—	28,290,512
TOTAL SECURITIES	$37,688,616	$65,190,590	$—	$102,879,206
Other Financial Instruments:
Assets
Futures Contracts	$663,012	$—	$—	$663,012
Liabilities
Securities Sold Short	(61,142,994)	—	—	(61,142,994)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(60,479,982)	$—	$—	$(60,479,982)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$4.11	$5.12	$7.13	$8.68	$7.79	$10.11
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.19	0.30	0.31	(0.09)	(0.23)
Net realized and unrealized gain (loss)	0.07	(0.74)	(1.54)	(1.86)	0.98	(2.09)
Total From Investment Operations	0.14	(0.55)	(1.24)	(1.55)	0.89	(2.32)
Less Distributions:
Distributions from net investment income	(0.25)	(0.46)	(0.77)	—	—	—
Net Asset Value, End of Period	$4.00	$4.11	$5.12	$7.13	$8.68	$7.79
Total Return[2]	3.87%	(11.64)%	(18.63)%	(17.86)%	11.42%	(22.95)%
Ratios to Average Net Assets:
Net expenses[3]	2.63%[4]	2.68%	2.60%	2.67%	2.65%	3.02%
Net expenses excluding dividends and other expenses related to short sales	1.78%[4]	1.78%	1.78%	1.77%	1.78%	1.78%
Net investment income (loss)	3.29%[4]	4.15%	5.12%	4.11%	(1.16)%	(2.68)%
Expense waiver/reimbursement[5]	0.27%[4]	0.24%	0.10%	0.03%	0.04%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,114	$29,341	$36,415	$62,984	$77,378	$40,185
Portfolio turnover[6]	153%	249%	140%	137%	201%	148%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$3.36	$4.27	$6.08	$7.46	$6.74	$8.81
Income From Investment Operations:
Net investment income (loss)[1]	0.04	0.13	0.21	0.22	(0.12)	(0.25)
Net realized and unrealized gain (loss)	0.06	(0.61)	(1.29)	(1.60)	0.84	(1.82)
Total From Investment Operations	0.10	(0.48)	(1.08)	(1.38)	0.72	(2.07)
Less Distributions:
Distributions from net investment income	(0.23)	(0.43)	(0.73)	—	—	—
Net Asset Value, End of Period	$3.23	$3.36	$4.27	$6.08	$7.46	$6.74
Total Return[2]	3.36%	(12.37)%	(19.19)%	(18.50)%	10.68%	(23.50)%
Ratios to Average Net Assets:
Net expenses[3]	3.41%[4]	3.42%	3.35%	3.45%	3.42%	3.77%
Net expenses excluding dividends and other expenses related to short sales	2.53%[4]	2.53%	2.53%	2.52%	2.53%	2.53%
Net investment income (loss)	2.51%[4]	3.41%	4.37%	3.36%	(1.89)%	(3.44)%
Expense waiver/reimbursement[5]	0.27%[4]	0.24%	0.10%	0.03%	0.04%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,667	$8,714	$11,788	$16,981	$17,104	$8,018
Portfolio turnover[6]	153%	249%	140%	137%	201%	148%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$4.28	$5.32	$7.37	$8.95	$8.02	$10.38
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.22	0.34	0.34	(0.06)	(0.21)
Net realized and unrealized gain (loss)	0.09	(0.78)	(1.60)	(1.92)	0.99	(2.15)
Total From Investment Operations	0.16	(0.56)	(1.26)	(1.58)	0.93	(2.36)
Less Distributions:
Distributions from net investment income	(0.27)	(0.48)	(0.79)	—	—	—
Net Asset Value, End of Period	$4.17	$4.28	$5.32	$7.37	$8.95	$8.02
Total Return[2]	4.02%	(11.49)%	(18.31)%	(17.65)%	11.60%	(22.74)%
Ratios to Average Net Assets:
Net expenses[3]	2.39%[4]	2.40%	2.24%	2.43%	2.42%	2.69%
Net expenses excluding dividends and other expenses related to short sales	1.53%[4]	1.53%	1.53%	1.52%	1.53%	1.53%
Net investment income (loss)	3.55%[4]	4.45%	5.48%	4.37%	(0.76)%	(2.38)%
Expense waiver/reimbursement[5]	0.26%[4]	0.24%	0.10%	0.03%	0.03%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,998	$61,280	$104,027	$362,247	$406,207	$116,071
Portfolio turnover[6]	153%	249%	140%	137%	201%	148%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
March 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $28,290,512 of investments in affiliated holdings* (identified cost $104,653,009, including $28,290,512 of identified cost in affiliated holdings)	$102,879,206
Cash	368,958
Cash denominated in foreign currencies (identified cost $84,394)	84,394
Deposit at broker for short sales	61,495,083
Income receivable	8,452
Income receivable from affiliated holdings	87,886
Interest receivable on short positions	188,012
Receivable for shares sold	74,428
Total Assets	165,186,419
Liabilities:
Securities sold short, at value (proceeds $31,639,235)	61,142,994
Dividends payable on short positions	156,486
Payable for investments purchased	2,036,657
Payable for shares redeemed	683,615
Payable for variation margin on futures contracts	1,291,261
Payable for investment adviser fee (Note 5)	2,972
Payable for administrative fee (Note 5)	218
Payable for distribution services fee (Note 5)	5,352
Payable for other service fees (Notes 2 and 5)	9,422
Accrued expenses (Note 5)	78,773
Total Liabilities	65,407,750
Net assets for 24,826,888 shares outstanding	$99,778,669
Net Assets Consist of:
Paid-in capital	$1,220,416,477
Total distributable earnings (loss)	(1,120,637,808)
Net Assets	$99,778,669
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($27,113,891 ÷ 6,780,072 shares outstanding), no par value, unlimited shares authorized	$4.00
Offering price per share (100/94.50 of $4.00)	$4.23
Redemption proceeds per share	$4.00
Class C Shares:
Net asset value per share ($8,666,684 ÷ 2,681,367 shares outstanding), no par value, unlimited shares authorized	$3.23
Offering price per share	$3.23
Redemption proceeds per share (99.00/100 of $3.23)	$3.20
Institutional Shares:
Net asset value per share ($63,998,094 ÷ 15,365,449 shares outstanding), no par value, unlimited shares authorized	$4.17
Offering price per share	$4.17
Redemption proceeds per share	$4.17

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Operations
Six Months Ended March 31, 2026 (unaudited)

Investment Income:
Interest and rebate	$1,843,644
Dividends (including $788,464 received from affiliated holdings* and net of foreign taxes withheld of $1,297)	854,713
TOTAL INCOME	2,698,357
Expenses:
Investment adviser fee (Note 5)	567,959
Administrative fee (Note 5)	37,023
Custodian fees	17,798
Transfer agent fees	67,272
Directors’/Trustees’ fees (Note 5)	755
Auditing fees	22,423
Legal fees	5,349
Portfolio accounting fees	38,955
Distribution services fee (Note 5)	31,501
Other service fees (Notes 2 and 5)	43,227
Share registration costs	31,208
Printing and postage	13,896
Miscellaneous (Note 5)	14,753
Expenses related to short positions	389,750
TOTAL EXPENSES	1,281,869
Waiver/reimbursement of investment adviser fee (Note 5)	(119,983)
Net expenses	1,161,886
Net investment income	1,536,471
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts and Short Sales:
Net realized gain on investments	941,503
Net realized loss on foreign currency transactions	(263)
Net realized loss on futures contracts	(277,441)
Net realized loss on short sales	(7,960,100)
Net change in unrealized depreciation of investments	(1,172,649)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(205)
Net change in unrealized depreciation of futures contracts	1,089,120
Net change in unrealized depreciation of securities sold short	8,641,582
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and short sales	1,261,547
Change in net assets resulting from operations	$2,798,018

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2026	Year Ended 9/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,536,471	$4,998,514
Net realized gain (loss)	(7,296,301)	(25,367,858)
Net change in unrealized appreciation/depreciation	8,557,848	4,167,511
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,798,018	(16,201,833)
Distributions to Shareholders:
Class A Shares	(1,538,552)	(2,871,775)
Class C Shares	(580,402)	(1,080,704)
Institutional Shares	(3,303,100)	(6,216,984)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,422,054)	(10,169,463)
Share Transactions:
Proceeds from sale of shares	52,592,452	153,442,216
Net asset value of shares issued to shareholders in payment of distributions declared	5,384,213	10,078,793
Cost of shares redeemed	(54,908,868)	(190,044,100)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,067,797	(26,523,091)
Change in net assets	443,761	(52,894,387)
Net Assets:
Beginning of period	99,334,908	152,229,295
End of period	$99,778,669	$99,334,908
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Notes to Financial Statements
March 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
13

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver/reimbursement of $119,983 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended March 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$32,727
Class C Shares	10,500
TOTAL	$43,227
Semi-Annual Financial Statements and Additional Information
14

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage market and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $37,721,063. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase returns and to manage individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2026, the Fund had no outstanding purchased options.
The average market value of purchased put options held by the Fund throughout the period was $21,523. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information
15

Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended March 31, 2026, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(7,960,100) and $8,641,582, respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$(663,012)*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(277,441)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$1,089,120	$35,816	$1,124,936

1	The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
16

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,780,460	$7,026,504	4,271,389	$20,104,968
Shares issued to shareholders in payment of distributions declared	399,070	1,508,483	612,826	2,794,487
Shares redeemed	(2,536,250)	(10,103,157)	(4,857,266)	(22,977,951)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(356,720)	$(1,568,170)	26,949	$(78,496)
	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	103,633	$341,414	286,544	$1,095,425
Shares issued to shareholders in payment of distributions declared	189,462	579,753	288,185	1,080,694
Shares redeemed	(205,530)	(663,579)	(743,531)	(2,909,414)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	87,565	$257,588	(168,802)	$(733,295)
	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,769,331	$45,224,534	26,536,361	$132,241,823
Shares issued to shareholders in payment of distributions declared	836,542	3,295,977	1,308,779	6,203,612
Shares redeemed	(10,562,995)	(44,142,132)	(33,082,623)	(164,156,735)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,042,878	$4,378,379	(5,237,483)	$(25,711,300)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	773,723	$3,067,797	(5,379,336)	$(26,523,091)
4. FEDERAL TAX INFORMATION
At March 31, 2026, the cost of investments for federal tax purposes was $104,653,009. The net unrealized depreciation of all investments, including securities sold short for federal tax purposes was $30,614,550. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,793,518 and unrealized depreciation from investments for those securities having an excess of cost over value of $32,408,068. The amounts presented are inclusive of derivative contracts.
As of September 30, 2025, the Fund had a capital loss carryforward of $1,083,906,644 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$819,400,450	$264,506,194	$1,083,906,644
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2026, the Adviser voluntarily waived $105,237 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2026, the Adviser reimbursed $14,746.
Semi-Annual Financial Statements and Additional Information
17

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2026, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$31,501
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2026, FSC retained $3,111 of fees paid by the Fund.
For the six months ended March 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2026, FSC retained $1,877 in sales charges from the sale of Class A Shares. FSC also retained $2,633 of CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the six months ended March 31, 2026, FSSC received $3,141 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.78%, 2.53% and 1.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2026 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
18

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2026, were as follows:
Purchases	$15,549,940
Sales	$15,187,710
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2026, the Fund had no outstanding loans. During the six months ended March 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2026, there were no outstanding loans. During the six months ended March 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
19

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Prudent Bear Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
20

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information compiled by Federated Hermes regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
Semi-Annual Financial Statements and Additional Information
22

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information
23

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
24

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Prudent Bear Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N709
CUSIP 31421N600
CUSIP 31421N501
40432 (5/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT Small Cap Value Fund: Not Applicable.

Federated Hermes Prudent Bear Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT Small Cap Value Fund: Not Applicable.

Federated Hermes Prudent Bear Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT Small Cap Value Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Prudent Bear Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT Small Cap Value Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Prudent Bear Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Equity Funds

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  May 22, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 22, 2026